LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 87,842	$ 93,120	$ 179,395	$ 175,737
Equity interest Rate	1.00%
Farmland Lease [Member]
Amortization expense	$ 63,155	$ 67,216	$ 129,428	$ 126,852